Loans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of analysis of credit quality indicators
Total	$ 245,944	$ 251,012
Pass [Member]
Summary of analysis of credit quality indicators
Total	233,238	243,064
Special Mention [Member]
Summary of analysis of credit quality indicators
Total	6,477	4,179
Substandard [Member]
Summary of analysis of credit quality indicators
Total	6,132	2,835
Doubtful [Member]
Summary of analysis of credit quality indicators
Total	97	934
Loss [Member]
Summary of analysis of credit quality indicators
Total
Commercial [Member]
Summary of analysis of credit quality indicators
Total	47,700	46,252
Commercial [Member] | Pass [Member]
Summary of analysis of credit quality indicators
Total	44,933	45,330
Commercial [Member] | Special Mention [Member]
Summary of analysis of credit quality indicators
Total	2,345	553
Commercial [Member] | Substandard [Member]
Summary of analysis of credit quality indicators
Total	325	73
Commercial [Member] | Doubtful [Member]
Summary of analysis of credit quality indicators
Total	97	296
Commercial [Member] | Loss [Member]
Summary of analysis of credit quality indicators
Total
Commercial Real Estate [Member]
Summary of analysis of credit quality indicators
Total	42,075	43,711
Commercial Real Estate [Member] | Pass [Member]
Summary of analysis of credit quality indicators
Total	40,317	41,008
Commercial Real Estate [Member] | Special Mention [Member]
Summary of analysis of credit quality indicators
Total	57	780
Commercial Real Estate [Member] | Substandard [Member]
Summary of analysis of credit quality indicators
Total	1,701	1,285
Commercial Real Estate [Member] | Doubtful [Member]
Summary of analysis of credit quality indicators
Total		638
Commercial Real Estate [Member] | Loss [Member]
Summary of analysis of credit quality indicators
Total
Agricultural [Member]
Summary of analysis of credit quality indicators
Total	35,105	37,660
Agricultural [Member] | Pass [Member]
Summary of analysis of credit quality indicators
Total	29,011	34,865
Agricultural [Member] | Special Mention [Member]
Summary of analysis of credit quality indicators
Total	4,075	2,326
Agricultural [Member] | Substandard [Member]
Summary of analysis of credit quality indicators
Total	2,019	469
Agricultural [Member] | Loss [Member]
Summary of analysis of credit quality indicators
Total
Consumer [Member]
Summary of analysis of credit quality indicators
Total	6,315	6,036
Consumer [Member] | Pass [Member]
Summary of analysis of credit quality indicators
Total	6,279	6,023
Consumer [Member] | Special Mention [Member]
Summary of analysis of credit quality indicators
Total		11
Consumer [Member] | Substandard [Member]
Summary of analysis of credit quality indicators
Total	36	2
Consumer [Member] | Loss [Member]
Summary of analysis of credit quality indicators
Total
Residential [Member]
Summary of analysis of credit quality indicators
Total	114,749	117,353
Residential [Member] | Pass [Member]
Summary of analysis of credit quality indicators
Total	112,698	115,838
Residential [Member] | Special Mention [Member]
Summary of analysis of credit quality indicators
Total		509
Residential [Member] | Substandard [Member]
Summary of analysis of credit quality indicators
Total	2,051	1,006
Residential [Member] | Loss [Member]
Summary of analysis of credit quality indicators
Total